SCHEDULE OF RECONCILIATION OF BEGINNING AND ENDING OF UNRECOGNIZED TAX BENEFITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Beginning balance	$ 3,354,581	$ 3,261,126
Additions based on tax positions related to current year	153,630	93,455
Additions for tax positions of prior years
Reductions for tax positions of prior years
Reductions in benefit due to income tax expense
Ending balance	$ 3,508,211	$ 3,354,581